Trade payables - Summary of Trade Payables (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade payable Explanatory [Line Items]
Payables for charging services	¥ 69,129	¥ 38,943
Payables for energy solutions	82,937	10,296
Total	¥ 152,066	¥ 49,239